Intangible Assets	6 Months Ended
Jun. 30, 2021
Disclosure of Detailed Information About Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS:

Testing of goodwill impairment

For the six-month period ended June 30, 2021

During the six-month period ended June 30, 2021, the Company assessed triggering events for potential impairment for each of its CGUs and determined that no adjustment to the carrying value of goodwill was necessary.

For the six-month period ended June 30, 2020

NetNut CGU

The Company performed a goodwill impairment testing as of March 31, 2020 for the NetNut CGU.

The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, because of COVID-19 implications. For the purpose of the goodwill impairment testing, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering an approximately six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth rate of the enterprise privacy business. As a result of the impairment test, the Company recognized an impairment loss of $800 thousand related to the NetNut CGU.

The key assumptions used as part of the goodwill impairment testing are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%.

A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $311 thousand and $702 thousand, respectively, and could trigger a potential impairment of its goodwill.

In addition, during the three-month period ended June 30, 2020, the Company performed an analysis of the impact of recent events on the fair value of the NetNut CGU. As part of this analysis, the Company considered the potential impacts of COVID-19 and the sensitivity of estimates and assumptions used in the last impairment test and concluded that the fair value exceeds its carrying amount by more than 9%.